Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details) - EUR (€)
€ in Millions
	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	€ 714
New transactions	158
Payments made	(123)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	25
Other movements	6
Currency translation differences	52
Ending balance	832
Current portion	90	€ 137
Non-current portion	742	€ 577
Bayer contingent consideration arising from acquisition of Genzyme
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	59
New transactions	0
Payments made	(16)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	1
Other movements	0
Currency translation differences	6
Ending balance	50
MSD contingent consideration (European Vaccines business)
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	269
New transactions	0
Payments made	(78)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	8
Other movements	0
Currency translation differences	1
Ending balance	200
Shire contingent consideration arising from acquisition of Translate Bio
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	354
New transactions	0
Payments made	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	15
Other movements	0
Currency translation differences	31
Ending balance	400
Contingent consideration arising from acquisition of Amunix
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	0
New transactions	156
Payments made	0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	1
Other movements	0
Currency translation differences	14
Ending balance	171
Other
Changes In Liabilities Related To Business Combinations And Non-Controlling Interests [Roll Forward]
Beginning balance	32
New transactions	2
Payments made	(29)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	0
Other movements	6
Currency translation differences	0
Ending balance	€ 11